Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 26,757,755	$ 43,659,062
Investments in U.S. Treasury notes held in custody	127,954,937	143,988,170
Total investments in U.S. Treasury notes	154,712,692	187,647,232	$ 201,393,964
Short-term money market fund	14,429,005	22,962,966	18,621,676
Net unrealized appreciation on open futures and forward currency contracts	4,868,897	1,183,274	5,065,066
Net unrealized depreciation on open futures and forward currency contracts	(1,160,709)	(4,213,545)
Total futures and forward currency contracts	3,708,188	(3,030,271)	5,065,066
Total financial assets at fair value	172,849,885	207,579,927	225,080,706
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	4,788,273	834,126	3,403,431
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,801,772	2,301,846	(30,169)
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	390,457	57,255	28,884
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	249,455	(1,713,319)	2,204,441
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,790	(6,580)	(790)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(252,830)	(180,253)	347,170
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(53,068)	22,364	(16,816)
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,650,697	352,813	870,711
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(1,080,085)	(3,864,397)	1,661,635
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	154,712,692	187,647,232	201,393,964
Short-term money market fund	14,429,005	22,962,966	18,621,676
Total futures and forward currency contracts	4,788,273	834,126	3,403,431
Total financial assets at fair value	173,929,970	211,444,324	223,419,071
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	4,788,273	834,126	3,403,431
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,801,772	2,301,846	(30,169)
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	390,457	57,255	28,884
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	249,455	(1,713,319)	2,204,441
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,790	(6,580)	(790)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(252,830)	(180,253)	347,170
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(53,068)	22,364	(16,816)
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,650,697	352,813	870,711
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(1,080,085)	(3,864,397)	1,661,635
Total financial assets at fair value	(1,080,085)	(3,864,397)	1,661,635
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (1,080,085)	$ (3,864,397)	$ 1,661,635